Leases - Residual value exposures (Details) - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016
Residual value exposures
Discounted unguaranteed residual value of assets subject to finance lease	£ 151	£ 28
Unguaranteed residual values of hire purchase agreements	67
Unguaranteed residual values	455	28
Transportation
Residual value exposures
Unguaranteed residual values of operating leases	134
Cars and light commercial vehicles
Residual value exposures
Unguaranteed residual values of operating leases	19
Other
Residual value exposures
Unguaranteed residual values of operating leases	84
Within 1 year
Residual value exposures
Discounted unguaranteed residual value of assets subject to finance lease	32	1
Unguaranteed residual values of hire purchase agreements	64
Unguaranteed residual values	148	1
Within 1 year | Transportation
Residual value exposures
Unguaranteed residual values of operating leases	26
Within 1 year | Cars and light commercial vehicles
Residual value exposures
Unguaranteed residual values of operating leases	5
Within 1 year | Other
Residual value exposures
Unguaranteed residual values of operating leases	21
After 1 year but within 2 years
Residual value exposures
Discounted unguaranteed residual value of assets subject to finance lease	20	2
Unguaranteed residual values of hire purchase agreements	2
Unguaranteed residual values	75	2
After 1 year but within 2 years | Transportation
Residual value exposures
Unguaranteed residual values of operating leases	22
After 1 year but within 2 years | Cars and light commercial vehicles
Residual value exposures
Unguaranteed residual values of operating leases	7
After 1 year but within 2 years | Other
Residual value exposures
Unguaranteed residual values of operating leases	24
After 2 years but within 5 years
Residual value exposures
Discounted unguaranteed residual value of assets subject to finance lease	72	6
Unguaranteed residual values of hire purchase agreements	1
Unguaranteed residual values	179	6
After 2 years but within 5 years | Transportation
Residual value exposures
Unguaranteed residual values of operating leases	69
After 2 years but within 5 years | Cars and light commercial vehicles
Residual value exposures
Unguaranteed residual values of operating leases	7
After 2 years but within 5 years | Other
Residual value exposures
Unguaranteed residual values of operating leases	30
After 5 years
Residual value exposures
Discounted unguaranteed residual value of assets subject to finance lease	27	19
Unguaranteed residual values	53	£ 19
After 5 years | Transportation
Residual value exposures
Unguaranteed residual values of operating leases	17
After 5 years | Other
Residual value exposures
Unguaranteed residual values of operating leases	£ 9